Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended
	Dec. 09, 2010	Dec. 31, 2012
DP2 Suezmax Shuttle Tankers Under Construction (Abstract)
Number of time-charter agreements	2
Time charter agreement duration	15years
Future Revenue from vessels expected to be delivered	$ 529,737
Purchase obligations (Abstract)
2013		168,715
2014		47,360
2015		155,711
Total of contractual purchase obligation		$ 371,786